Income tax - Net operating losses carry forward (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Income tax
Net operating losses carry forward	¥ 119,191
Net operating losses carry forward, expiration on December 31, 2026	41,096
Net operating losses carry forward, expiration on December 31, 2027	29,533
Net operating losses carry forward, expiration on December 31, 2028	3,668
Net operating losses carry forward, expiration on December 31, 2029	30,504
Net operating losses carry forward, expiration on December 31, 2030	¥ 14,390